[SHIP]

                            [THE VANGUARD GROUP LOGO]


                          VANGUARD WELLINGTON(TM) FUND
                     INVESTOR SHARES AND ADMIRAL(TM) SHARES
                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 23, 2001


On page 3 of the prospectus, the table that lists hypothetical operating expenses should read as follows:

--------------------------------------------------------------------------------
                        1 YEAR          3 YEARS          5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Shares          $36              $113            $197            $443
Admiral Shares            28                87             152             343
--------------------------------------------------------------------------------






(C)2001 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS21A 042001

                                     [SHIP]

                            [THE VANGUARD GROUP LOGO]


                          VANGUARD WELLINGTON(TM) FUND
                        INVESTOR SHARES FOR PARTICIPANTS
                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 23, 2001


On page 3 of the Prospectus, the table that lists hypothetical operating expenses should read as follows:

--------------------------------------------------------------------------------
                        1 YEAR          3 YEARS          5 YEARS        10 YEARS
--------------------------------------------------------------------------------
                         $36              $113            $197            $443
--------------------------------------------------------------------------------



(C)2001 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        IS21A 042001